PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The company’s property, plant and equipment relates to the operating segments as shown below:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Renewable Power	Infrastructure	Real Estate	Private Equity and Other	Total
Balance, beginning of period	$33,590	$10,903	$5,779	$2,733	$53,005
Additions	202	284	186	148	820
Acquisitions through business combinations	2,883	487	1,374	189	4,933
Dispositions[1]	(530)	(10)	(6)	(53)	(599)
Depreciation	(555)	(214)	(145)	(142)	(1,056)
Foreign currency translation	(781)	(395)	(106)	(123)	(1,405)
Balance, end of period	$34,809	$11,055	$7,082	$2,752	$55,698

1.	Includes amounts reclassified to held for sale